ALABAMA MUNICIPAL CASH TRUST

ARIZONA MUNICIPAL CASH TRUST
INSTITUTIONAL SERVICE SHARES

CALIFORNIA MUNICIPAL CASH TRUST
CASH II SHARES
CASH SERIES SHARES
INSTITUTIONAL CAPITAL SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES

CONNECTICUT MUNICIPAL CASH TRUST
CASH SERIES SHARES
INSTITUTIONAL SERVICE SHARES

FEDERATED TAX-FREE TRUST


GEORGIA MUNICIPAL CASH TRUST


MASSACHUSETTS MUNICIPAL CASH TRUST
CASH SERIES SHARES
INSTITUTIONAL SERVICE SHARES

MARYLAND MUNICIPAL CASH TRUST


MICHIGAN MUNICIPAL CASH TRUST
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES


MINNESOTA MUNICIPAL CASH TRUST
CASH SERIES SHARES
INSTITUTIONAL SHARES

NORTH CAROLINA MUNICIPAL CASH TRUST


NEW JERSEY MUNICIPAL CASH TRUST
CASH SERIES SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES

NEW YORK MUNICIPAL CASH TRUST
CASH II SHARES
CASH SERIES SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES

OHIO MUNICIPAL CASH TRUST
CASH II SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES

PENNSYLVANIA MUNICIPAL CASH TRUST
CASH SERIES SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES

VIRGINIA MUNICIPAL CASH TRUST
CASH SERIES SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES


PORTFOLIOS OF MONEY MARKET OBLIGATIONS TRUST

________________________________________________________________________________
Supplement to the Prospectuses dated February 28, 2007.


1. Under the section entitled "What are the Specific Risks of Investing in the Fund," please delete the description for "Tax Risks" in its entirety and replace it with the following:


"TAX RISKS
In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.
  Regarding the tax-exempt status of the securities in which the Fund invests, shareholders of the Fund should note that the U.S. Supreme Court has recently agreed to review a Kentucky state court decision (Kentucky v. Davis) that could have important consequences for funds that invest in tax-exempt securities, including the Fund. The Kentucky state court held as unconstitutional under the Commerce Clause of the U.S. Constitution a Kentucky law that exempts interest earned on Kentucky tax-exempt bonds from Kentucky's state income tax, but taxes interest derived from non-Kentucky tax-exempt bonds. The U.S. Supreme Court heard the case in November during its Fall, 2007, session and is likely to render its decision in the spring or early summer of 2008. If the U.S. Supreme Court affirms the Kentucky state court's ruling, the decision could affect the tax status of the tax-exempt securities in which the Fund invests, and the Fund's distributions, for state tax purposes. Such a decision would force State legislators to decide whether to exempt all tax-exempt bonds from state income tax or subject all such bonds to state income tax. The decision, and any change in tax status, also may negatively affect the value of the municipal securities in which the Fund invests. The decision could have a greater impact on a state-specific municipal bond fund, such as the Fund, which has an investment objective to invest its assets so that distributions are exempt from both federal regular income tax and state and local income taxes. The Kentucky v. Davis case does not question or challenge the tax status of tax-exempt bonds for purposes of the federal regular income tax. If the U.S. Supreme Court affirms the Kentucky state court's ruling, and the Adviser determines that the Fund may be negatively impacted in a material respect, the Adviser will advise shareholders as it determines necessary."


Cusips60934N260
      60934N450
      60934N351
      60934N369
      60934N179
      608919403
      608919502
      60934N559
      608919601
      60934N666
      60934N328
      60934N518
      608919882
      60934N286
      60934N377
      60934N385
      60934N484
      60934N492
      60934N278
      60934N476
      60934N468
      608919874
      60934N294
      60934N310
      608919866
      608919858
      60934N419
      60934N393
      60934N427
      60934N526
      60934N542
      60934N534
      60934N245
      60934N252
      608919825

37806 (12/07)

                                                       December 31, 2007













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